UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.54%

PF AIM Blue Chip Fund ‘A’	60,283	$633,576
PF Goldman Sachs Short Duration Bond Fund ‘A’	419,472	4,156,963
PF Lazard International Value Fund ‘A’	48,286	640,760
PF MFS International Large-Cap Fund ‘A’	24,892	320,852
PF Pacific Life Money Market Fund ‘A’	3,081,390	3,081,390
PF PIMCO Inflation Managed Fund ‘A’	162,323	1,712,506
PF PIMCO Managed Bond Fund ‘A’	320,800	3,259,328
PF Salomon Brothers Large-Cap Value Fund ‘A’	81,757	945,929
PF Van Kampen Comstock Fund ‘A’	37,352	476,617
PF Van Kampen Mid-Cap Growth Fund ‘A’	34,934	320,347

Total Mutual Funds (Cost $15,276,891)		15,548,268

TOTAL INVESTMENTS - 99.54% (Cost $15,276,891)		15,548,268

OTHER ASSETS & LIABILITIES, NET - 0.46%		72,012

NET ASSETS - 100.00%		$15,620,280

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 98.33%

PF AIM Blue Chip Fund ‘A’	342,737	$3,602,164
PF Goldman Sachs Short Duration Bond Fund ‘A’	562,211	5,571,515
PF Lazard International Value Fund ‘A’	220,792	2,929,904
PF MFS International Large-Cap Fund ‘A’	113,715	1,465,784
PF Pacific Life Money Market Fund ‘A’	4,184,399	4,184,399
PF PIMCO Inflation Managed Fund ‘A’	367,711	3,879,348
PF PIMCO Managed Bond Fund ‘A’	587,593	5,969,943
PF Salomon Brothers Large-Cap Value Fund ‘A’	403,508	4,668,585
PF Van Kampen Comstock Fund ‘A’	113,537	1,448,736
PF Van Kampen Mid-Cap Growth Fund ‘A’	199,630	1,830,605

Total Mutual Funds (Cost $34,297,282)		35,550,983

TOTAL INVESTMENTS - 98.33% (Cost $34,297,282)		35,550,983

OTHER ASSETS & LIABILITIES, NET - 1.67%		603,385

NET ASSETS - 100.00%		$36,154,368

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.19%

PF AIM Blue Chip Fund ‘A’	1,031,363	$10,839,621
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,060,922	10,513,741
PF Janus Growth LT Fund ‘A’	272,498	3,013,824
PF Lazard International Value Fund ‘A’	827,039	10,974,802
PF MFS International Large-Cap Fund ‘A’	542,566	6,993,670
PF Pacific Life Money Market Fund ‘A’	2,870,422	2,870,423
PF PIMCO Inflation Managed Fund ‘A’	916,207	9,665,979
PF PIMCO Managed Bond Fund ‘A’	1,232,442	12,521,611
PF Putnam Equity Income Fund ‘A’	256,988	2,983,631
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,103,042	12,762,193
PF Van Kampen Comstock Fund ‘A’	310,129	3,957,248
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,196,405	10,971,031

Total Mutual Funds (Cost $92,863,837)		98,067,774

TOTAL INVESTMENTS - 99.19% (Cost $92,863,837)		98,067,774

OTHER ASSETS & LIABILITIES, NET - 0.81%		802,784

NET ASSETS - 100.00%		$98,870,558

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.24%

PF AIM Aggressive Growth Fund ‘A’	227,704	$2,757,497
PF AIM Blue Chip Fund ‘A’	1,297,187	13,633,432
PF Goldman Sachs Short Duration Bond Fund ‘A’	450,113	4,460,624
PF Janus Growth LT Fund ‘A’	417,077	4,612,872
PF Lazard International Value Fund ‘A’	1,032,885	13,706,382
PF MFS International Large-Cap Fund ‘A’	710,659	9,160,401
PF PIMCO Inflation Managed Fund ‘A’	426,647	4,501,128
PF PIMCO Managed Bond Fund ‘A’	708,236	7,195,680
PF Putnam Equity Income Fund ‘A’	315,508	3,663,054
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,014,387	11,736,458
PF Van Kampen Comstock Fund ‘A’	356,348	4,546,996
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,196,989	10,976,385

Total Mutual Funds (Cost $84,946,920)		90,950,909

TOTAL INVESTMENTS - 99.24% (Cost $84,946,920)		90,950,909

OTHER ASSETS & LIABILITIES, NET - 0.76%		697,483

NET ASSETS - 100.00%		$91,648,392

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.90%

PF AIM Aggressive Growth Fund ‘A’	123,443	$1,494,892
PF AIM Blue Chip Fund ‘A’	597,669	6,281,496
PF Janus Growth LT Fund ‘A’	271,942	3,007,676
PF Lazard International Value Fund ‘A’	449,236	5,961,363
PF MFS International Large-Cap Fund ‘A’	376,551	4,853,743
PF PIMCO Managed Bond Fund ‘A’	107,213	1,089,284
PF Putnam Equity Income Fund ‘A’	128,380	1,490,490
PF Salomon Brothers Large-Cap Value Fund ‘A’	444,227	5,139,703
PF Van Kampen Comstock Fund ‘A’	145,769	1,860,007
PF Van Kampen Mid-Cap Growth Fund ‘A’	649,945	5,959,993

Total Mutual Funds (Cost $34,199,693)		37,138,647

TOTAL INVESTMENTS - 99.90% (Cost $34,199,693)		37,138,647

OTHER ASSETS & LIABILITIES, NET - 0.10%		36,437

NET ASSETS - 100.00%		$37,175,084

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.53%

Autos & Transportation - 2.09%

Canadian National Railway Co (Canada)	6,100	$373,625
United Parcel Service Inc ‘B’	7,000	598,220

		971,845

Consumer Discretionary - 17.06%

Apollo Group Inc ‘A’ *	3,000	242,130
Bed Bath & Beyond Inc *	6,100	242,963
Best Buy Co Inc	6,300	374,346
Carnival Corp	7,000	403,410
Cendant Corp	16,200	378,756
Costco Wholesale Corp	11,600	561,556
eBay Inc *	3,300	383,724
J.C. Penney Co Inc	6,500	269,100
McDonald’s Corp	21,300	682,878
Nike Inc ‘B’	6,200	562,278
Starwood Hotels & Resorts Worldwide Inc	6,000	350,400
Target Corp	6,800	353,124
The Gillette Co	13,300	595,574
The Home Depot Inc	21,200	906,088
Wal-Mart Stores Inc	21,200	1,119,784
Waste Management Inc	11,700	350,298
Yahoo! Inc *	4,500	169,560

		7,945,969

Consumer Staples - 3.63%

Colgate-Palmolive Co	7,000	358,120
PepsiCo Inc	7,000	365,400
The Procter & Gamble Co	17,600	969,408

		1,692,928

Energy - 0.80%

BJ Services Co	4,100	190,814
ENSCO International Inc	5,700	180,918

		371,732

Financial Services - 18.45%

American Express Co	11,200	631,344
American International Group Inc	10,100	663,267
Automatic Data Processing Inc	9,800	434,630
Bank of America Corp	13,700	643,763
Citigroup Inc	27,800	1,339,404
Fannie Mae	4,100	291,961
Genworth Financial Inc ‘A’	4,600	124,200
JPMorgan Chase & Co	23,600	920,636
MBNA Corp	8,200	231,158
Merrill Lynch & Co Inc	9,300	555,861
Morgan Stanley	8,000	444,160
SLM Corp	8,900	475,171
The Allstate Corp	8,800	455,136
The Goldman Sachs Group Inc	6,300	655,452
U.S. Bancorp	8,500	266,220
Wells Fargo & Co	7,400	459,910

		8,592,273

Health Care - 12.28%

Allergan Inc	3,800	308,066
Amgen Inc *	9,800	628,670
Eli Lilly & Co	4,100	232,675
Forest Laboratories Inc *	5,200	233,272
Genentech Inc *	7,200	391,968
Johnson & Johnson	19,400	1,230,348
Medtronic Inc	10,500	521,535
Pfizer Inc	26,400	709,896
UnitedHealth Group Inc	9,100	801,073
Wyeth	8,000	340,720
Zimmer Holdings Inc *	4,000	320,480

		5,718,703

Integrated Oils - 4.40%

Exxon Mobil Corp	31,200	1,599,312
Schlumberger Ltd	6,700	448,565

		2,047,877

Materials & Processing - 2.93%

Air Products & Chemicals Inc	4,900	284,053
Alcoa Inc	7,500	235,650
Masco Corp	10,900	398,177
The Dow Chemical Co	9,000	445,590

		1,363,470

Multi-Industry - 7.31%

Eaton Corp	5,300	383,508
Fortune Brands Inc	3,300	254,694
General Electric Co	39,200	1,430,800
Honeywell International Inc	9,400	332,854
Tyco International Ltd (Bermuda)	28,000	1,000,720

		3,402,576

Producer Durables - 4.12%

Applied Materials Inc *	12,900	220,590
Danaher Corp	9,600	551,136
KLA-Tencor Corp *	4,700	218,926
United Technologies Corp	6,200	640,770
Waters Corp *	6,100	285,419

		1,916,841

Technology - 18.30%

Accenture Ltd ‘A’ * (Bermuda)	10,600	286,200
Amdocs Ltd * (United Kingdom)	9,300	244,125
Analog Devices Inc	6,900	254,748
Cisco Systems Inc *	48,900	943,770
Dell Inc *	21,900	922,866
EMC Corp MA *	31,100	462,457
Intel Corp	25,800	603,462
International Business Machines Corp	7,000	690,060
Linear Technology Corp	5,800	224,808
Microchip Technology Inc	8,200	218,612
Microsoft Corp	51,500	1,375,565
Motorola Inc	14,700	252,840
Oracle Corp *	44,400	609,168
QUALCOMM Inc	8,000	339,200

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Symantec Corp *	12,300	$316,848
VERITAS Software Corp *	16,400	468,220
Xilinx Inc	10,500	311,325

		8,524,274

Utilities - 3.16%

Dominion Resources Inc VA	4,000	270,960
FPL Group Inc	4,500	336,375
SBC Communications Inc	16,300	420,051
The Southern Co	3,700	124,024
Vodafone Group PLC ADR (United Kingdom)	11,700	320,346

		1,471,756

Total Common Stocks (Cost $39,603,044)		44,020,244

	Principal Amount

SHORT-TERM INVESTMENTS - 8.39%

U.S. Government Agency Issue - 7.64%

Federal Home Loan Bank
1.250% due 01/03/05	$3,560,000	3,559,753

U.S. Treasury Bills - 0.75%

2.070% due 03/17/05 ‡	250,000	248,944
2.154% due 03/17/05	100,000	99,577

		348,521

Total Short-Term Investments (Cost $3,908,223)		3,908,274

TOTAL INVESTMENTS - 102.92% (Cost $43,511,267)		47,928,518

OTHER ASSETS & LIABILITIES, NET - (2.92%)		(1,358,089)

NET ASSETS - 100.00%		$46,570,429

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $129,451 were segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2004:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation

S&P 500 (03/05)	5	$1,514,900	$11,008

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.02%

Autos & Transportation - 0.79%

Southwest Airlines Co	6,000	$97,680

Consumer Discretionary - 27.40%

Aeropostale Inc *	1,800	52,974
ARAMARK Corp ‘B’	2,700	71,577
Brinker International Inc *	4,500	157,815
CDW Corp	1,840	122,084
Cintas Corp	4,500	197,370
Cooper Industries Ltd ‘A’	1,600	108,624
CoStar Group Inc *	1,450	66,961
Family Dollar Stores Inc	3,000	93,690
Fisher Scientific International Inc *	4,450	277,591
Foot Locker Inc	2,200	59,246
Hot Topic Inc *	300	5,157
Iron Mountain Inc *	4,500	137,205
Lamar Advertising Co ‘A’ *	2,100	89,838
Linens ‘n Things Inc *	4,500	111,600
MSC Industrial Direct Co Inc ‘A’	2,950	106,141
OfficeMax Inc	4,500	141,210
Omnicom Group Inc	1,200	101,184
Pacific Sunwear of California Inc *	3,550	79,023
Radio One Inc ‘D’ *	7,200	116,064
Regal Entertainment Group ‘A’	5,500	114,125
Robert Half International Inc	7,200	211,896
Royal Caribbean Cruises Ltd (Liberia)	2,100	114,324
Ruby Tuesday Inc	4,500	117,360
Sirva Inc *	9,000	172,980
Staples Inc	1,750	58,992
Tiffany & Co	3,000	95,910
Tractor Supply Co *	2,400	89,304
Univision Communications Inc ‘A’ *	8,185	239,575
Wendy’s International Inc	2,400	94,224

		3,404,044

Consumer Staples - 0.74%

Coca-Cola Enterprises Inc	4,400	91,740

Energy - 4.44%

BJ Services Co	3,700	172,198
Cooper Cameron Corp *	2,400	129,144
ENSCO International Inc	4,500	142,830
Patterson-UTI Energy Inc	3,600	70,020
Pride International Inc *	1,800	36,972

		551,164

Financial Services - 13.98%

Affiliated Managers Group Inc *	1,450	98,223
Alliance Data Systems Corp * ¸	3,900	185,172
CB Richard Ellis Group Inc ‘A’ *	3,600	120,780
Fiserv Inc *	6,700	269,273
Investors Financial Services Corp ¸	6,580	328,868
La Quinta Corp *	9,000	81,810
Legg Mason Inc	920	67,399
New York Community Bancorp Inc	4,520	92,977
North Fork Bancorp Inc	3,000	86,550
Paychex Inc	4,450	151,656
SunGard Data Systems Inc *	9,000	254,970

		1,737,678

Health Care - 15.89%

Advanced Medical Optics Inc *	1,600	65,824
Amylin Pharmaceuticals Inc *	4,000	93,440
Barr Pharmaceuticals Inc *	1,600	72,864
Caremark Rx Inc * ¸	5,650	222,779
Cytyc Corp *	2,900	79,953
DaVita Inc *	2,700	106,731
Endo Pharmaceuticals Holdings Inc *	2,100	44,142
Eon Labs Inc *¸	3,500	94,500
Express Scripts Inc *	850	64,974
Eyetech Pharmaceuticals Inc *	1,700	77,350
Impax Laboratories Inc * ¸	3,900	61,932
Invitrogen Corp *	1,800	120,834
IVAX Corp *	5,575	88,196
LifePoint Hospitals Inc *	2,100	73,122
Medco Health Solutions Inc *	2,700	112,320
MGI PHARMA Inc *	3,000	84,030
Neurocrine Biosciences Inc *	1,000	49,300
OSI Pharmaceuticals Inc * ¸	1,150	86,078
QLT Inc * (Canada)	5,900	94,872
Stericycle Inc *	2,200	101,090
Triad Hospitals Inc *	3,000	111,630
Valeant Pharmaceuticals International	2,600	68,510

		1,974,471

Materials & Processing - 6.04%

American Standard Cos Inc *	6,000	247,920
Bowater Inc	3,100	136,307
EnerSys *	6,600	100,650
Nalco Holding Co *	6,100	119,072
Sappi Ltd ADR (South Africa)	6,000	87,000
The Valspar Corp	1,200	60,012

		750,961

Multi-Industry – 1.96%

Brunswick Corp	1,800	89,100
Textron Inc	2,100	154,980

		244,080

Producer Durables - 6.62%

Agilent Technologies Inc *	4,500	108,450
Blount International Inc *	7,500	130,650
Joy Global Inc ¸	1,600	69,488
Littelfuse Inc *	1,500	51,240
Molex Inc	2,100	63,000
Novellus Systems Inc *	4,500	125,505
Plantronics Inc	3,200	132,704
Polycom Inc *	2,950	68,794
Tektronix Inc	2,400	72,504

		822,335

Technology - 12.68%

Acxiom Corp	3,000	78,900
ADTRAN Inc	4,800	91,872
Akamai Technologies Inc *	6,000	78,180

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Altera Corp *	3,000	$62,100
Amdocs Ltd * (United Kingdom)	3,700	97,125
AMIS Holdings Inc *	5,200	85,904
ATI Technologies Inc * (Canada)	1,900	36,841
Avaya Inc *	6,000	103,200
Cognos Inc * (Canada)	1,200	52,872
Comverse Technology Inc *	3,600	88,020
Electronics for Imaging Inc *	2,400	41,784
Intersil Corp ‘A’	2,900	48,546
Maxim Integrated Products Inc	2,700	114,453
Mercury Interactive Corp *	1,200	54,660
Microchip Technology Inc	9,025	240,607
PerkinElmer Inc	3,000	67,470
Symantec Corp *	3,600	92,736
Synopsys Inc *	4,700	92,214
Xilinx Inc	1,600	47,440

		1,574,924

Utilities - 0.48%

DPL Inc	2,400	60,264

Total Common Stocks (Cost $9,876,305)		11,309,341

	Principal Amount

SHORT-TERM INVESTMENT - 9.29%

U.S. Government Agency Issue - 9.29%

Federal Home Loan Bank 1.250% due 01/03/05	$1,155,000	1,154,920

Total Short-Term Investment (Cost $1,154,920)		1,154,920

TOTAL INVESTMENTS - 100.31% (Cost $11,031,225)		12,464,261

OTHER ASSETS & LIABILITIES, NET - (0.31%)		(38,892)

NET ASSETS - 100.00%		$12,425,369

Notes to Schedule of Investments

(a) Transactions in written call options for the period ended December 31, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	—	$—
Options Written	252	21,264
Options Expired	(145)	(10,155)
Options Repurchased	(11)	(999)

Outstanding, December 31, 2004	96	$10,110

(b) Premiums received and value of written options outstanding as of December 31, 2004:

Type	Number of Contracts	Premium	Value

Call - CBOE Eon Labs Inc
Strike @ 30.00 Exp. 01/22/05	11	$790	$275
Broker: Merrill Lynch & Co Inc
Call - CBOE Impax Laboratories Inc
Strike @ 17.50 Exp. 02/19/05	19	921	1,140
Broker: Merrill Lynch & Co Inc
Call - CBOE Caremark Rx Inc
Strike @ 40.00 Exp. 02/19/05	18	2,110	2,565
Broker: Merrill Lynch & Co Inc
Call - CBOE Joy Global Inc
Strike @ 45.00 Exp. 02/19/05	12	1,700	1,650
Broker: Merrill Lynch & Co Inc
Call - CBOE Alliance Data Systems
Corp
Strike @ 50.00 Exp. 02/19/05	14	1,397	1,015
Broker: Merrill Lynch & Co Inc
Call - CBOE Investors Financial
Services Corp
Strike @ 50.00 Exp. 02/19/05	16	1,633	3,520
Broker: Merrill Lynch & Co Inc
Call - CBOE OSI Pharmaceuticals Inc
Strike @ 80.00 Exp. 02/19/05	6	1,559	1,680
Broker: Merrill Lynch & Co Inc

		$10,110	$11,845

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 52.33%

Fannie Mae
2.250% due 02/28/06	$1,000,000	$991,148
2.300% due 04/28/06	500,000	494,466
2.350% due 07/28/06	1,000,000	988,122
2.500% due 05/12/06	400,000	396,941
Federal Farm Credit Bank
1.850% due 03/03/06	1,200,000	1,183,921
3.125% due 02/01/08	1,000,000	989,527
Federal Home Loan Bank
1.720% due 01/23/06	500,000	493,401
2.000% due 02/13/06	500,000	494,497
2.100% due 11/21/05	1,000,000	993,004
2.300% due 08/30/06	400,000	394,539
2.500% due 03/13/06	500,000	496,875
2.750% due 05/15/06	2,000,000	1,991,184
3.000% due 05/15/06	1,000,000	998,905
6.500% due 11/15/05	500,000	515,229
Freddie Mac
2.050% due 07/14/06	2,000,000	1,968,218
2.270% due 04/28/06	500,000	494,785
2.400% due 03/29/07	500,000	490,575
2.810% due 02/02/06	500,000	498,950
3.000% due 07/27/07	210,000	206,691
3.000% due 07/09/08	500,000	491,055

Total U.S. Government Agency Issues (Cost $15,611,792)		15,572,033

U.S. TREASURY OBLIGATIONS - 36.26%

U.S. Treasury Notes - 36.26%

1.625% due 03/31/05	2,700,000	2,696,628
2.375% due 08/31/06	1,100,000	1,089,387
2.500% due 10/31/06	1,200,000	1,189,172
2.750% due 08/15/07	2,400,000	2,374,406
2.875% due 11/30/06	3,450,000	3,440,299

		10,789,892

Total U.S. Treasury Obligations (Cost $10,829,446)		10,789,892

	Shares	Value

SHORT-TERM INVESTMENTS - 9.01%

Money Market Funds - 9.01%

BlackRock Liquidity Funds Institutional TempCash	1,341,185	1,341,185
BlackRock Liquidity Funds Institutional TempFund	1,341,185	1,341,185

		2,682,370

Total Short-Term Investments (Cost $2,682,370)		2,682,370

TOTAL INVESTMENTS - 97.60% (Cost $29,123,608)		29,044,295

OTHER ASSETS & LIABILITIES, NET - 2.40%		714,827

NET ASSETS - 100.00%		$29,759,122

Note to Schedule of Investments

(a) The amount of $25,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2004:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (06/05)	10	$10,000,000	$(13,460)
Eurodollar (09/05)	1	1,000,000	136
Eurodollar (12/05)	1	1,000,000	115
U.S. Treasury 2-Year Notes (03/05)	8	1,600,000	326

Short Futures Outstanding

Eurodollar (09/06)	(1)	(1,000,000)	88
Eurodollar (12/06)	(1)	(1,000,000)	137
U.S. Treasury 20-Year Bonds (03/05)	(2)	(200,000)	(328)

			$(12,986)

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.35%

Financial Services - 0.35%

Fannie Mae *	1,200	$68,325

Total Preferred Stocks (Cost $60,000)		68,325

COMMON STOCKS - 91.84%

Autos & Transportation - 5.12%

Bayerische Motoren Werke AG (Germany)	428	19,235
C.H. Robinson Worldwide Inc	3,225	179,052
Canadian National Railway Co (Canada)	7,887	483,079
FedEx Corp	3,285	323,540

		1,004,906

Consumer Discretionary - 29.31%

Amazon.com Inc *	2,745	121,576
Avon Products Inc	4,845	187,501
Best Buy Co Inc	2,840	168,753
BMTC Group Inc (Canada)	9,492	100,244
Clear Channel Communications Inc	6,420	215,006
eBay Inc *	475	55,233
EchoStar Communications Corp ‘A’	3,175	105,537
Electronic Arts Inc *	3,470	214,029
Harman International Industries Inc	1,055	133,985
Lamar Advertising Co ‘A’ *	3,820	163,419
Liberty Media Corp ‘A’ *	80,306	881,760
Liberty Media International Inc ‘A’ *	4,201	194,212
LVMH Moet Hennessy Louis Vuitton SA (France)	3,869	295,131
Marvel Enterprises Inc *	6,285	128,717
Nike Inc ‘B’	3,030	274,791
PETsMART Inc	3,060	108,722
Staples Inc	8,215	276,928
Starwood Hotels & Resorts Worldwide Inc	10,425	608,820
The Gap Inc	6,805	143,721
The Walt Disney Co	5,475	152,205
Time Warner Inc *	30,015	583,492
Univision Communications Inc ‘A’ *	4,140	121,178
Yahoo! Inc *	13,610	512,825

		5,747,785

Consumer Staples - 0.65%

Whole Foods Market Inc	1,335	127,292

Energy - 1.38%

BJ Services Co	3,680	171,267
Reliant Energy Inc *	7,300	99,645

		270,912

Financial Services - 14.99%

Automatic Data Processing Inc	2,980	132,163
Berkshire Hathaway Inc ‘B’ *	221	648,856
Chicago Mercantile Exchange Holdings Inc	105	24,014
Citigroup Inc	5,885	283,539
Fannie Mae	2,140	152,389
Freddie Mac	6,020	443,674
JPMorgan Chase & Co	13,543	528,312
MBNA Corp	7,455	210,157
MGIC Investment Corp	3,190	219,823
NewAlliance Bancshares Inc	6,060	92,718
The Goldman Sachs Group Inc	1,965	204,439

		2,940,084

Health Care - 13.71%

Caremark Rx Inc *	8,375	330,226
Celgene Corp *	3,820	101,345
Forest Laboratories Inc *	3,490	156,561
Genentech Inc *	3,095	168,492
Kinetic Concepts Inc *	1,530	116,739
Medtronic Inc	1,235	61,342
Neurocrine Biosciences Inc *	1,430	70,499
Roche Holding AG (Switzerland)	5,958	683,316
Sanofi-Aventis (France)	2,133	169,782
UnitedHealth Group Inc	6,815	599,924
WellPoint Inc *	2,010	231,150

		2,689,376

Integrated Oils - 0.39%

GlobalSantaFe Corp	2,340	77,477

Materials & Processing - 2.85%

American Standard Cos Inc *	2,390	98,755
Delta & Pine Land Co	1,510	41,193
Givaudan SA (Switzerland)	257	168,654
POSCO (South Korea)	560	101,159
Syngenta AG * (Switzerland)	1,147	121,398
Syngenta AG ADR * (Switzerland)	1,285	27,434

		558,593

Multi-Industry - 4.75%

Smiths Group PLC (United Kingdom)	13,516	212,871
Tyco International Ltd (Bermuda)	20,115	718,910

		931,781

Producer Durables - 1.73%

Lockheed Martin Corp	4,390	243,865
Pentair Inc	2,195	95,614

		339,479

Technology - 13.99%

Cisco Systems Inc *	17,295	333,793
Corning Inc *	10,420	122,643
Dell Inc *	5,540	233,456
Freescale Semiconductor Inc ‘B’ *	1,323	24,290
Maxim Integrated Products Inc	7,780	329,794
Microsoft Corp	21,110	563,848
Motorola Inc	11,985	206,142
SafeNet Inc *	1,440	52,906
Samsung Electronics Co Ltd (South Korea)	990	430,830
Texas Instruments Inc	18,140	446,607

		2,744,309

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Utilities - 2.97%

Cablevision Systems Corp NY ‘A’ *	2,685	$66,857
Comcast Corp Special ‘A’ *	9,810	322,160
Nextel Partners Inc ‘A’ *	9,855	192,567

		581,584

Total Common Stocks (Cost $14,470,907)		18,013,578

	Principal Amount

SHORT-TERM INVESTMENTS - 9.31%

U.S. Government Agency Issue - 9.18%

Fannie Mae
1.650% due 01/03/05	$1,800,000	1,799,835

	Shares

Money Market Funds - 0.13%

BlackRock Liquidity Funds Institutional TempCash	12,831	12,831
BlackRock Liquidity Funds Institutional TempFund	12,831	12,831

		25,662

Total Short-Term Investments (Cost $1,825,497)		1,825,497

TOTAL INVESTMENTS - 101.50% (Cost $16,356,404)		19,907,400

OTHER ASSETS & LIABILITIES, NET - (1.50%)		(293,947)

NET ASSETS - 100.00%		$19,613,453

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding as of December 31, 2004, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	CHF	300,000	04/05	$(18,058)
Buy	EUR	40,000	04/05	3,018
Sell	EUR	135,000	04/05	(13,620)
Sell	KRW	160,000,000	05/05	(11,196)

				$(39,856)

(b) Principal amount denoted in the indicated currency:

CHF – Swiss Franc
EUR – Eurodollar
KRW – Korean Won

 See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
 December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.49%

Autos & Transportation - 5.91%

CNF Inc	30	$1,503
Lear Corp	30	1,830
Norfolk Southern Corp	30	1,086
Southwest Airlines Co	90	1,465

		5,884

Consumer Discretionary - 29.17%

AnnTaylor Stores Corp *	70	1,507
ARAMARK Corp ‘B’	90	2,386
Arbitron Inc *	40	1,567
Belo Corp ‘A’	90	2,362
Brinker International Inc *	30	1,052
CDW Corp	20	1,327
Dex Media Inc	120	2,995
Dollar Tree Stores Inc *	90	2,589
Mattel Inc	60	1,170
Newell Rubbermaid Inc	60	1,451
OfficeMax Inc	30	944
Polo Ralph Lauren Corp	30	1,278
Reebok International Ltd	50	2,200
Republic Services Inc	50	1,677
Sears Roebuck & Co	20	1,021
Westwood One Inc *	130	3,501

		29,027

Consumer Staples - 2.35%

Dean Foods Co *	30	988
The Pepsi Bottling Group Inc	50	1,352

		2,340

Energy - 3.05%

Baker Hughes Inc	30	1,280
Premcor Inc	20	843
Valero Energy Corp	20	908

		3,031

Financial Services - 20.41%

AMB Property Corp	20	808
City National Corp CA	10	706
DST Systems Inc *	40	2,085
Federated Investors Inc ‘B’	40	1,216
Health Care Property Investors Inc	50	1,384
Legg Mason Inc	30	2,198
M&T Bank Corp	10	1,078
Mercantile Bankshares Corp	20	1,044
North Fork Bancorp Inc	50	1,443
Northern Trust Corp	20	972
Protective Life Corp	50	2,135
RenaissanceRe Holdings Ltd (Bermuda)	40	2,083
The Student Loan Corp	10	1,840
Trizec Properties Inc	70	1,324

		20,316

Health Care - 9.61%

DaVita Inc *	50	1,976
Edwards Lifesciences Corp *	40	1,650
Health Net Inc *	50	1,444
Laboratory Corp of America Holdings *	40	1,993
Medco Health Solutions Inc *	60	2,496

		9,559

Integrated Oils - 3.40%

GlobalSantaFe Corp	50	1,655
Unocal Corp	40	1,730

		3,385

Materials & Processing - 9.35%

Ashland Inc	20	1,168
Avery Dennison Corp	20	1,200
Ball Corp	40	1,759
Jacobs Engineering Group Inc *	20	956
Pactiv Corp *	70	1,770
Rohm & Haas Co	40	1,769
Temple-Inland Inc	10	684

		9,306

Multi-Industry - 0.85%

ITT Industries Inc	10	845

Producer Durables - 3.93%

Alliant Techsystems Inc *	20	1,308
Novellus Systems Inc *	60	1,673
Pitney Bowes Inc	20	926

		3,907

Technology - 7.28%

AMIS Holdings Inc *	60	991
BEA Systems Inc *	120	1,063
Ingram Micro Inc ‘A’ *	30	624
Intersil Corp ‘A’	50	836
QLogic Corp *	10	367
Siebel Systems Inc *	70	734
Storage Technology Corp *	50	1,581
Vishay Intertechnology Inc *	70	1,051

		7,247

Utilities - 3.18%

KeySpan Corp	30	1,184
MCI Inc	40	806
Western Wireless Corp ‘A’ *	40	1,172

		3,162

Total Common Stocks (Cost $98,526)		98,009

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 9.05%

Money Market Funds - 9.05%

BlackRock Liquidity Funds Institutional TempCash	4,502	$4,502
BlackRock Liquidity Funds Institutional TempFund	4,501	4,501

		9,003

Total Short-Term Investments (Cost $9,003)		9,003

TOTAL INVESTMENTS - 107.54% (Cost $107,529)		107,012

OTHER ASSETS & LIABILITIES, NET - (7.54%)		(7,499)

NET ASSETS - 100.00%		$99,513

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.38%

Denmark - 2.00%

Danske Bank AS	29,000	$885,256

Finland - 3.93%

Nokia OYJ	110,800	1,742,883

France - 9.87%

AXA	35,500	873,664
Sanofi-Aventis	11,052	879,712
Societe Generale	13,100	1,320,257
Total SA	6,000	1,305,238

		4,378,871

Germany - 3.98%

Schering AG	12,000	893,605
Siemens AG	10,300	869,771

		1,763,376

Ireland - 3.01%

Allied Irish Banks PLC	64,217	1,334,384

Italy - 6.96%

Enel SPA	90,100	881,831
ENI SPA	52,500	1,309,096
Sanpaolo IMI SPA	62,500	896,826

		3,087,753

Japan - 9.17%

Canon Inc	24,800	1,335,645
Kao Corp	53,000	1,352,357
Nomura Holdings Inc	94,800	1,379,345

		4,067,347

Netherlands - 5.93%

Heineken NV	39,350	1,306,666
Royal Dutch Petroleum Co	23,100	1,324,305

		2,630,971

Switzerland - 18.87%

Compagnie Financiere Richemont AG ‘A’	26,600	882,122
Credit Suisse Group *	31,700	1,327,603
Nestle SA	5,100	1,329,347
Novartis AG	26,400	1,325,378
Roche Holding AG	7,800	894,572
Swiss Reinsurance Co	12,200	866,886
UBS AG	20,900	1,746,016

		8,371,924

United Kingdom - 31.66%

Barclays PLC	157,200	1,765,004
BP PLC	133,500	1,299,393
Cadbury Schweppes PLC	189,442	1,760,409
Diageo PLC	92,700	1,319,666
GlaxoSmithKline PLC	75,700	1,772,403
HSBC Holdings PLC	103,059	1,735,683
Tesco PLC	143,700	885,872
Unilever PLC	179,000	1,754,261
Vodafone Group PLC	647,800	1,753,173

		14,045,864

Total Common Stocks (Cost $34,373,472)		42,308,629

SHORT-TERM INVESTMENTS - 5.12%

Money Market Funds - 5.12%

BlackRock Liquidity Funds Institutional TempCash	1,135,757	1,135,757
BlackRock Liquidity Funds Institutional TempFund	1,135,756	1,135,756

		2,271,513

Total Short-Term Investments (Cost $2,271,513)		2,271,513

TOTAL INVESTMENTS - 100.50% (Cost $36,644,985)		44,580,142

OTHER ASSETS & LIABILITIES, NET - (0.50%)		(220,132)

NET ASSETS - 100.00%		$44,360,010

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.14%

Australia - 1.26%

QBE Insurance Group Ltd	33,149	$397,351

Austria - 1.86%

Erste Bank der Oesterreichischen Sparkassen AG	11,040	587,333

Brazil - 1.39%

Brasil Telecom Participacoes SA ADR	4,510	172,057
Cia Vale do Rio Doce ADR	9,240	268,052

		440,109

Canada - 3.31%

BCE Inc	8,550	205,618
Canadian National Railway Co	6,135	375,769
EnCana Corp	8,160	464,133

		1,045,520

France - 14.19%

AXA	27,330	672,599
Business Objects SA *	7,330	184,362
Credit Agricole SA	16,103	483,930
Groupe Danone	1,170	107,621
L’Air Liquide SA	4,306	792,748
Sanofi-Aventis	3,915	311,624
Schneider Electric SA	9,752	675,906
Societe Television Francaise 1	4,537	147,095
Total SA	3,190	693,951
Veolia Environnement	11,660	420,332

		4,490,168

Germany - 2.76%

Bayerische Motoren Werke AG	10,180	457,518
Schering AG	5,580	415,526

		873,044

Hong Kong - 2.33%

CNOOC Ltd	407,500	218,882
Esprit Holdings Ltd	40,000	241,870
Hutchison Telecommunications International Ltd *	306,000	275,578

		736,330

Hungary - 1.35%

OTP Bank RT GDR	7,020	428,220

Ireland - 1.81%

DEPFA Bank PLC	20,480	342,389
Irish Life & Permanent PLC	12,290	229,590

		571,979

Italy - 1.49%

Riunione Adriatica di Sicurta SPA	20,980	472,586

Japan - 16.58%

Asahi Glass Co Ltd	9,000	99,046
Bridgestone Corp	9,000	178,808
Canon Inc	7,000	376,996
Chugai Pharmaceutical Co Ltd	23,500	387,700
KDDI Corp	49	263,420
Kyocera Corp	4,400	338,099
Murata Manufacturing Co Ltd	5,200	290,183
Nintendo Co Ltd	4,500	564,034
Nitto Denko Corp	8,200	448,812
NOK Corp	6,000	187,573
Sekisui Chemical Co Ltd	48,000	350,136
Shinsei Bank Ltd	68,000	462,252
Tokyo Broadcasting System Inc	2,600	42,312
Tokyo Gas Co Ltd	120,640	493,463
Toray Industries Inc	67,000	313,206
Toyota Motor Corp	11,100	450,789

		5,246,829

Mexico - 1.56%

America Movil SA de CV ‘L’ ADR	1,840	96,324
Grupo Televisa SA ADR	6,580	398,090

		494,414

Netherlands - 1.02%

Reed Elsevier NV	23,770	322,740

Poland - 0.61%

Powszechna Kasa Oszczednosci Bank Polski SA *	20,720	192,005

Singapore - 2.50%

DBS Group Holdings Ltd	31,000	305,746
SingTel	229,290	334,299
United Overseas Bank Ltd	18,000	152,169

		792,214

South Korea - 1.51%

Samsung Electronics Co Ltd	1,100	478,700

Spain - 5.04%

Banco Bilbao Vizcaya Argentaria SA	28,710	507,185
Iberdrola SA	14,100	356,930
Telefonica SA	38,966	731,091

		1,595,206

Sweden - 7.38%

Atlas Copco AB ‘A’	12,240	550,872
Hennes & Mauritz AB ‘B’	16,380	568,869
Sandvik AB	16,650	669,417
Telefonaktiebolaget LM Ericsson ‘B’ *	171,260	544,678

		2,333,836

Switzerland - 7.76%

Novartis AG	7,770	390,083
Roche Holding AG	6,890	790,205
Straumann Holding AG	840	173,689

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Syngenta AG *	1,595	$168,814
Synthes Inc	1,910	213,366
UBS AG	8,625	720,545

		2,456,702

United Kingdom - 19.43%

AMVESCAP PLC	55,870	343,353
AstraZeneca PLC	12,470	451,330
BG Group PLC	19,470	132,058
Bunzl PLC	18,380	153,014
Diageo PLC	34,180	486,582
Kingfisher PLC	112,965	670,426
NEXT PLC	11,080	350,283
Reckitt Benckiser PLC	43,054	1,298,416
Royal Bank of Scotland Group PLC	12,942	434,441
The BOC Group PLC	10,660	202,918
Vodafone Group PLC	318,450	861,837
William Hill PLC	52,080	562,789
Yell Group PLC	23,910	201,571

		6,149,018

Total Common Stocks (Cost $25,487,907)		30,104,304

	Principal Amount

SHORT-TERM INVESTMENTS - 4.54%

U.S. Government Agency Issue - 4.54%

Fannie Mae
1.250% due 01/03/05	$1,438,000	1,437,900

	Shares

Money Market Fund – 0.00%

BlackRock Liquidity Funds Institutional TempCash	66	66

Total Short-Term Investments (Cost $1,437,966)		1,437,966

TOTAL INVESTMENTS - 99.68% (Cost $26,925,873)		31,542,270

OTHER ASSETS & LIABILITIES, NET - 0.32%		101,108

NET ASSETS - 100.00%		$31,643,378

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.42%

Financial Services - 0.42%

Fannie Mae *	2,700	$153,731

Total Preferred Stocks (Cost $135,000)		153,731

	Principal Amount

CORPORATE BONDS & NOTES - 1.22%

Financial Services – 0.54%

Travelers Property Casualty Corp
3.750% due 03/15/08	$100,000	99,096
Verizon Wireless Capital LLC
2.415% due 05/23/05 ~ §	100,000	99,985

		199,081

Integrated Oils - 0.68%

Petroleos Mexicanos (Mexico)
9.250% due 03/30/18	200,000	248,500

Total Corporate Bonds & Notes (Cost $444,039)		447,581

U.S. TREASURY OBLIGATIONS - 105.43%

U.S. Treasury Inflation Protected Securities - 105.43%

2.000% due 01/15/14 # ^	6,779,185	7,018,578
2.000% due 07/15/14 ^	3,549,929	3,663,640
2.375% due 01/15/25 ^	1,214,472	1,299,059
3.000% due 07/15/12 ^	3,421,790	3,819,439
3.375% due 01/15/07 ^	5,900,041	6,250,592
3.375% due 04/15/32 # ^	268,693	355,650
3.500% due 01/15/11 ^	1,753,760	1,992,300
3.625% due 01/15/08 ^	3,424,436	3,731,166
3.625% due 04/15/28 ^	554,360	727,858
3.875% due 01/15/09 # ^	930,592	1,043,317
3.875% due 04/15/29 # ^	3,191,238	4,380,226
4.250% due 01/15/10 ^	3,741,837	4,341,556

		38,623,381

Total U.S. Treasury Obligations (Cost $38,090,893)		38,623,381

FOREIGN GOVERNMENT BONDS - 0.30%

Russian Federation Government Bond (Russia)
8.250% due 03/31/10	100,000	111,180

Total Foreign Government Bonds (Cost $110,048)		111,180

MUNICIPAL BONDS - 0.57%

New Hampshire Municipal Bond Bank ‘B’
5.000% due 08/15/13	100,000	111,065
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	100,000	97,495

Total Municipal Bonds (Cost $196,126)		208,560

SHORT-TERM INVESTMENTS - 18.91%

Commercial Paper - 9.80%

ANZ DE Inc
2.375% due 02/22/05	200,000	199,351
Barclays U.S. Funding LLC
2.365% due 03/07/05	900,000	896,272
CBA DE Finance
2.380% due 03/07/05	400,000	398,343
CDC Commercial Paper Corp
2.100% due 02/23/05	300,000	299,006
Dexia DE LLC
2.360% due 03/03/05	100,000	99,613
General Electric Capital Corp
2.280% due 02/23/05	600,000	598,012
ING U.S. Funding LLC
2.400% due 04/05/05	300,000	298,134
Spintab AB (Sweden)
2.060% due 01/03/05	300,000	300,000
2.080% due 01/07/05	200,000	199,953
UBS Finance DE LLC
2.030% due 02/22/05	100,000	99,675
2.200% due 01/03/05	200,000	199,976

		3,588,335

U.S. Government Agency Issues - 7.88%

Fannie Mae
2.200% due 01/26/05	100,000	99,862
2.230% due 03/15/05	500,000	497,717
2.260% due 02/23/05	400,000	398,694
2.305% due 03/02/05	300,000	298,881
2.350% due 03/09/05	200,000	199,164
2.390% due 03/16/05	200,000	199,074
2.470% due 03/30/05	900,000	895,023
Freddie Mac
2.255% due 02/22/05	300,000	299,039

		2,887,454

U.S. Treasury Bills – 0.23%

2.210% due 03/17/05‡	85,000	84,641

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Money Market Funds - 1.00%

BlackRock Liquidity Funds Institutional TempCash	183,292	$183,292
BlackRock Liquidity Funds Institutional TempFund	183,291	183,291

		366,583

Total Short-Term Investments (Cost $6,926,135)		6,927,013

TOTAL INVESTMENTS - 126.85% (Cost $45,902,241)		46,471,446

OTHER ASSETS & LIABILITIES, NET - (26.85%)		(9,837,447)

NET ASSETS - 100.00%		$36,633,999

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $84,641 were segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2004:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Depreciation

Euro-Bund 10-Year Notes (03/05)	17	EUR	1,700,000	$(2,640)
Eurodollar (06/05)	15		$15,000,000	(13,625)

				$(16,265)

(b) Transactions in written options for the period ended December 31, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	4,000,000	$34,776
Call Options Written	9	3,451
Put Options Written	9	2,873
Call Options Expired	(2,000,004)	(19,103)
Put Options Expired	(2,000,004)	(17,581)
Call Options Repurchased	—	—
Put Options Repurchased	—	—

Outstanding, December 31, 2004	10	$4,416

(c) Premiums received and value of written options outstanding as of December 31, 2004:

Type	Number of Contracts	Premium	Value

Put – OTC U.S. Treasury 10-Year Notes Strike @ 109.00 Exp. 02/18/05 Broker: Merrill Lynch & Co Inc	5	$2,013	$859

Call – OTC U.S. Treasury 10-Year Notes Strike @ 114.00 Exp. 02/18/05 Broker: Merrill Lynch & Co Inc	5	2,403	1,172

		$4,416	$2,031

(d) Investments sold short outstanding as of December 31, 2004:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 11/15/13 #	$600,000	$(603,961)

Total Investments sold short (Proceeds $601,097)		$(603,961)

(e) Swap agreements outstanding as of December 31, 2004:

Type	Notional Amount		Unrealized Appreciation (Depreciation)

Receive floating rate based on 3-Month USD- LIBOR and pay fixed rate equal to 4.000%.

Broker: Lehman Brothers Holdings Inc
Exp. 06/15/10		$200,000	$(90)

Receive floating rate based on 3-Month USD- LIBOR and pay fixed rate equal to 5.000%.

Broker: JPMorgan & Chase Co
Exp. 06/15/15		100,000	(355)

Broker: Lehman Brothers Holdings Inc
Exp. 06/15/15		500,000	(2,874)

Broker: Morgan Stanley
Exp. 06/15/15		900,000	(3,192)

Broker: The Goldman Sachs Group Inc
Exp. 06/15/15		600,000	(3,448)

Broker: UBS AG
Exp. 06/15/15		500,000	2,892

Receive fixed rate equal to 4.500% and pay floating rate based on 6-Month EUR- LIBOR.

Broker: Barclays Bank PLC
Exp. 06/17/15	EUR	200,000	10,389

Receive floating rate based on 3-Month USD- LIBOR and pay fixed rate equal to 6.000%.

Broker: The Goldman Sachs Group Inc
Exp. 12/18/33		$400,000	(10,214)

			$(6,892)

(f) Forward foreign currency contracts outstanding as of December 31, 2004, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	141,000	01/05	$1,502
Sell	EUR	137,000	01/05	(3,698)
Buy	JPY	40,527,000	01/05	3,605

				$1,409

(g) Notional and principal amount denoted in the indicated currency:

EUR – Eurodollar
JPY – Japanese Yen

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.47%

Financial Services - 0.47%

Fannie Mae *	3,421	$194,783

Total Preferred Stocks (Cost $171,050)		194,783

	Principal Amount

CORPORATE BONDS & NOTES - 4.16%

Autos & Transportation - 0.25%

General Motors Corp
8.250% due 07/15/23	$100,000	104,418

Financial Services - 1.76%

Bank of America Corp
4.875% due 01/15/13	100,000	101,905
CIT Group Inc
7.750% due 04/02/12	100,000	118,539
Citigroup Inc
5.625% due 08/27/12	50,000	53,330
General Motors Acceptance Corp
6.875% due 08/28/12	200,000	204,498
Morgan Stanley
5.300% due 03/01/13	100,000	103,142
Qwest Capital Funding Inc
7.250% due 02/15/11	100,000	98,500
Unilever Capital Corp
6.875% due 11/01/05	50,000	51,557

		731,471

Integrated Oils - 0.86%

Enterprise Products Operating LP
4.625% due 10/15/09 ~	100,000	99,949
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	135,872
Petroleos Mexicanos (Mexico)
9.250% due 03/30/18	100,000	124,250

		360,071

Utilities - 1.29%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	98,458
Pacific Gas & Electric Co
2.720% due 04/03/06 §	137,000	137,123
SBC Communications Inc
4.125% due 09/15/09	100,000	99,923
4.206% due 06/05/21 ~	200,000	201,171

		536,675

Total Corporate Bonds & Notes (Cost $1,673,174)		1,732,635

MORTGAGE-BACKED SECURITIES - 20.66%

Collateralized Mortgage Obligations - 13.34%

Banc of America Large Loan
2.603% due 11/15/15 ~ ” §	200,000	200,347
Countrywide Home Loan Mortgage Trust
0.000% due 01/31/35 # ”	200,000	200,094
Credit-Based Asset Servicing & Securitization LLC
2.738% due 06/25/32 ” §	380,639	381,306
CS First Boston Mortgage Securities Corp
2.469% due 03/25/32 ~ ” §	125,510	125,236
2.478% due 03/25/32 ~ ” §	120,773	121,113
Fannie Mae
2.530% due 05/25/34 ” §	123,903	123,575
3.380% due 11/25/23 ” §	850,000	860,248
5.000% due 04/25/14 ”	667,923	673,445
6.250% due 10/25/22 ”	60,579	60,756
Freddie Mac
2.750% due 02/15/12 ”	400,000	398,422
5.000% due 09/15/16 ”	63,703	64,772
6.250% due 04/15/23 ”	209,948	213,173
Government National Mortgage Association
5.500% due 11/20/31 ”	44,601	44,644
6.000% due 09/16/28 ”	814,089	820,568
Homestar Mortgage Acceptance Corp
2.608% due 01/25/22 ” §	172,910	172,964
Mellon Residental Funding Corp
2.643% due 06/15/30 ” §	52,552	52,424
MLCC Mortgage Investors Inc
2.783% due 03/15/25 ” §	103,674	103,841
Residential Asset Securitization Trust
2.581% due 05/25/33 ” §	149,735	150,044
Residential Funding Mortgage Securities I Inc
5.586% due 09/25/32 ” §	32,475	32,431
Small Business Administration Inc
4.754% due 08/10/14 ”	200,000	200,725
Washington Mutual Inc
2.688% due 12/25/27 ” §	268,062	267,939
2.720% due 01/25/35 ” §	200,000	200,125
3.181% due 02/27/34 ” §	29,563	29,630
5.145% due 10/25/32 ” §	53,870	54,632

		5,552,454

Fannie Mae - 4.00%

4.802% due 12/01/36 ” §	72,967	74,204
5.000% due 01/19/20 ”	500,000	507,969
5.500% due 12/01/14 ”	97,786	101,368
5.500% due 06/01/23 # ”	281,071	287,613
6.000% due 09/01/22 # ”	236,786	246,594
6.000% due 01/01/23 # ”	159,521	166,127
6.500% due 03/01/17 ”	267,549	283,846

		1,667,721

Freddie Mac - 3.32%

5.500% due 08/01/07 ”	74,823	76,706
5.500% due 03/01/23 # ”	127,329	130,304
5.672% due 04/01/32 ” §	402,547	419,521
5.957% due 11/01/31 ” §	70,787	72,314

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Principal Amount	Value

6.000% due 12/01/22 ”	$184,595	$192,069
6.000% due 03/01/23 # ”	392,252	407,831
7.500% due 10/25/43 ”	76,594	82,353

		1,381,098

Total Mortgage-Backed Securities (Cost $8,616,194)		8,601,273

ASSET-BACKED SECURITIES - 4.59%

Bank One Issuance Trust
2.453% due 10/15/08 ” §	200,000	200,238
Chase Credit Card Master Trust
2.453% due 07/16/07 ” §	200,000	200,154
CitiFinancial Mortgage Securities Inc
2.728% due 05/25/33 ” §	85,793	85,957
Countrywide Asset-Backed Certificates
2.560% due 05/25/23 ” §	200,000	200,156
2.608% due 09/25/21 ” §	193,788	193,857
2.608% due 10/25/21 ” §	155,188	155,288
Fannie Mae Grantor Trust
2.483% due 08/15/26 ” §	337,615	337,805
First Franklin Mortgage Loan Asset-Backed Certs
2.508% due 03/25/34 ” §	132,715	132,794
Long Beach Mortgage Loan Trust
2.568% due 02/25/24 ” §	112,546	112,644
Morgan Stanley ABS Capital I Inc Trust
2.578% due 01/25/34 ” §	80,405	80,466
Morgan Stanley Dean Witter Capital I Inc Trust
2.748% due 07/25/32 ” §	16,519	16,567
New Century Home Equity Loan Trust
2.588% due 11/25/33 ” §	34,151	34,170
Residential Asset Mortgage Products Inc
2.568% due 06/25/24 ” §	64,568	64,624
Residential Asset Securities Corp
2.538% due 06/25/25 ” §	96,199	96,261

Total Asset-Backed Securities (Cost $1,909,860)		1,910,981

U.S. TREASURY OBLIGATIONS - 27.74%

U.S. Treasury Bonds - 6.97%

6.250% due 08/15/23	500,000	585,527
7.250% due 08/15/22	100,000	128,910
8.125% due 08/15/19	400,000	546,094
8.750% due 05/15/17	200,000	280,305
8.875% due 08/15/17	250,000	354,356
8.875% due 02/15/19	700,000	1,007,262

		2,902,454

U.S. Treasury Inflation Protected Securities - 8.60%

0.875% due 04/15/10 ^	1,007,510	998,025
1.875% due 07/15/13 ^	519,610	534,671
2.000% due 07/15/14 ^	101,258	104,502
3.500% due 01/15/11 ^	328,998	373,747
3.875% due 01/15/09 ^	1,280,213	1,435,289
4.250% due 01/15/10 ^	113,446	131,628

		3,577,862

U.S. Treasury Notes - 12.17%

1.625% due 04/30/05	900,000	898,067
3.375% due 10/15/09	2,200,000	2,179,032
3.500% due 12/15/09	2,000,000	1,990,938

		5,068,037

Total U.S. Treasury Obligations (Cost $11,492,591)		11,548,353

FOREIGN GOVERNMENT BONDS - 3.36%

Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~ #	100,000	103,110
Republic of Brazil (Brazil)
3.063% due 04/15/06 §	24,000	24,059
3.125% due 04/15/09 §	8,471	8,407
8.000% due 04/15/14	100,272	103,258
11.500% due 03/12/08	170,000	200,345
Republic of Panama (Panama)
9.625% due 02/08/11	80,000	94,800
Republic of Peru (Peru)
9.125% due 02/21/12	232,000	271,440
Russian Federation Government Bond (Russia)
5.000% due 03/31/30	310,000	320,974
8.250% due 03/31/10	40,000	44,472
United Mexican States (Mexico)
8.000% due 09/24/22	185,000	213,860

	Notional Amount

United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/05 §	250,000	3,563
0.000% due 06/30/06 §	250,000	6,000
0.000% due 06/30/07 §	250,000	5,350

Total Foreign Government Bonds (Cost $1,261,448)		1,399,638

	Principal Amount

MUNICIPAL BONDS - 2.86%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	206,434
California State Economic Recovery ‘A’
5.000% due 07/01/11	100,000	111,090
Chicago Illinois ‘A’
5.000% due 01/01/34	200,000	204,492
Energy Northwest Washington Electric Revenue ‘A’
5.500% due 07/01/12	100,000	113,005
Florida State Board of Education ‘A’
5.000% due 06/01/32	100,000	102,828
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	50,000	50,126
6.750% due 06/01/39	100,000	100,436
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue NY ‘E’
5.000% due 06/15/34	100,000	101,999

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Principal Amount	Value

San Antonio Texas Refunding ‘A’
5.000% due 02/01/10	$100,000	$109,196
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	100,000	91,391

Total Municipal Bonds (Cost $1,164,332)		1,190,997

	Notional Amount

PURCHASED CALL OPTIONS - 0.03%

30-Year Swaption (3-Month LIBOR vs. 5.750%)
OTC Strike @ 5.75 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	100,000	8,727

	Number of Contracts

U.S. Treasury Bond 20-Year (03/05) CBOT
Strike @ 116.00 Exp. 02/18/05
Broker: The Goldman Sachs Group Inc	6	2,063

Total Purchased Call Options (Cost $9,974)		10,790

PURCHASED PUT OPTIONS - 0.01%

Eurodollar (03/05) Futures CME
Strike @ 93.25 Exp. 03/14/05
Broker: Merrill Lynch & Co Inc	9	—
Eurodollar (06/05) Futures CME
Strike @ 91.50 Exp. 06/13/05
Broker: Merrill Lynch & Co Inc	7	44

	Notional Amount

30-Year Swaption (3-Month LIBOR vs. 6.250%)
OTC Strike @ 6.25 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	$100,000	5,242

Total Purchased Put Options (Cost $7,354)		5,286

	Principal Amount

SHORT-TERM INVESTMENTS - 48.16%

Commercial Paper - 30.17%

ABN-AMRO North America Finance Inc
1.925% due 01/24/05	900,000	898,840
1.945% due 01/31/05	100,000	99,825
ANZ DE Inc
2.375% due 02/22/05	600,000	598,053
2.420% due 03/16/05	600,000	597,133
ASB Bank Ltd
2.420% due 04/07/05	500,000	496,817
Barclays U.S. Funding LLC
1.985% due 02/01/05	100,000	99,818
2.060% due 02/22/05	500,000	498,377
2.365% due 03/07/05	300,000	298,757
CBA DE Finance
2.380% due 03/07/05	300,000	298,757
Dexia DE LLC
2.010% due 01/21/05	900,000	899,006
Ford Motor Credit Co
2.520% due 04/08/05	200,000	198,549
ForeningsSparbanken AB (Sweden)
2.445% due 03/28/05	1,100,000	1,093,717
Fortis Funding LLC
2.000% due 01/21/05	700,000	699,227
General Electric Capital Corp
2.040% due 02/04/05	200,000	199,598
2.355% due 02/09/05	1,000,000	997,449
HBOS Treasury Services PLC (United Kingdom)
2.070% due 02/22/05	500,000	498,377
2.420% due 03/15/05	500,000	497,646
ING U.S. Funding LLC
2.400% due 04/05/05	500,000	496,890
2.445% due 03/21/05	700,000	696,405
Rabobank USA Financial Corp
2.170% due 01/03/05	1,100,000	1,099,867
Skandinaviska Enskilda Banken AB (Sweden)
2.120% due 02/04/05	400,000	399,185
UBS Finance DE LLC
1.930% due 01/24/05	200,000	199,742
2.200% due 01/03/05	400,000	399,951
2.250% due 02/28/05	300,000	298,887

		12,560,873

U.S. Government Agency Issues - 14.36%

Fannie Mae
2.180% due 02/09/05	600,000	598,603
2.200% due 01/26/05	200,000	199,723
2.220% due 02/16/05	300,000	299,158
2.225% due 02/16/05	800,000	797,756
2.230% due 02/16/05	100,000	99,719
2.260% due 02/23/05	200,000	199,347
2.310% due 03/02/05	100,000	99,627
2.360% due 03/09/05	100,000	99,582
2.470% due 03/30/05	1,100,000	1,093,917
Federal Home Loan Bank
2.040% due 01/28/05	200,000	199,699
2.290% due 03/02/05	400,000	398,508
2.300% due 03/04/05	400,000	398,457
Freddie Mac
2.200% due 03/08/05	200,000	199,177
2.255% due 02/22/05	200,000	199,360
2.300% due 03/01/05	200,000	199,235
2.320% due 03/08/05	400,000	398,354
2.385% due 03/15/05	500,000	497,717

		5,977,939

U.S. Treasury Bills - 1.72%

2.130% due 05/05/05	200,000	198,390
2.180% due 03/03/05 ‡	460,000	458,447
2.210% due 03/17/05 ‡	60,000	59,747

		716,584

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Money Market Funds - 1.91%

BlackRock Liquidity Funds Institutional TempCash	397,976	$397,976
BlackRock Liquidity Funds Institutional TempFund	397,976	397,976

		795,952

Total Short-Term Investments (Cost $20,050,160)		20,051,348

TOTAL INVESTMENTS - 112.04% (Cost $46,356,137)		46,646,084

OTHER ASSETS & LIABILITIES, NET - (12.04%)		(5,011,819)

NET ASSETS - 100.00%		$41,634,265

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $518,194 were segregated with the custodian to cover margin requirements for the following open futures contracts as of December 31, 2004:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (03/05)	32	EUR	3,200,000	$2,950
Eurodollar (03/05)	2		$2,000,000	(1,775)
Eurodollar (06/05)	7		7,000,000	(7,962)
Eurodollar (09/05)	11		11,000,000	(2,875)
Eurodollar (12/06)	2		2,000,000	5,250
U.S. Treasury 5-Year Notes (03/05)	6		600,000	(188)
U.S. Treasury 10-Year Notes (03/05)	139		13,900,000	50,953
U.S. Treasury 30-Year Bonds (03/05)	25		2,500,000	56,250

Short Futures Outstanding

United Kingdom 90-Day
GBP-LIBOR (12/05) Strike @ 94.25
Purchased Put Options	(5)	GBP	(2,500,000)	3,473

				$106,076

(b) Transactions in written options for the period ending December 31, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	7,000,000	$173,374
Call Options Written	16	8,409
Put Options Written	6	2,790
Call Options Expired	(900,000)	(19,634)
Put Options Expired	(900,000)	(23,980)
Call Options Repurchased	—	—
Put Options Repurchased	—	—

Outstanding, December 31, 2004	5,200,022	$140,959

(c) Premiums received and value of written options outstanding as of December 31, 2004:

Type	Notional Amount	Premium	Value

Call - OTC 7-Year Swaption (3-Month LIBOR vs. 5.000%)
Strike @ 5.00 Exp. 01/07/05
Broker: JPMorgan Chase & Co	$1,000,000	$27,150	$41,288
Put - OTC 7-Year Swaption (3-Month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 01/07/05
Broker: JPMorgan Chase & Co	1,000,000	20,700	—

	Number of Contracts

Put – CBOT U.S. Treasury 10-Year Notes
Strike @ 109.00 Exp. 02/18/05
Broker: The Goldman Sachs Group Inc	6	2,790	1,031
Call – CBOT U.S. Treasury 10-Year Notes
Strike @ 114.00 Exp. 02/18/05
Broker: The Goldman Sachs Group Inc	16	8,409	3,750

	Notional Amount

Call - OTC 7-Year Swaption (3-Month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 09/23/05
Broker: Lehman Brothers Holdings Inc	$500,000	7,550	3,528
Call - OTC 7-Year Swaption (3-Month LIBOR vs. 4.000%)
Strike @ 4.00 Exp. 09/23/05
Broker: Merrill Lynch & Co Inc	1,100,000	29,370	7,762
Put - OTC 7-Year Swaption (3-Month LIBOR vs. 6.000%)
Strike @ 6.00 Exp. 09/23/05
Broker: Merrill Lynch & Co Inc	1,100,000	37,290	2,450
Put - OTC 7-Year Swaption (3-Month LIBOR vs. 7.000%)
Strike @ 7.00 Exp. 09/23/05
Broker: Lehman Brothers Holdings Inc	500,000	7,700	165

		$140,959	$59,974

(d) Investments sold short outstanding as of December 31, 2004:

Type	Principal Amount	Value

Fannie Mae
5.500% due 01/13/35 #	$1,500,000	$(1,522,968)
U. S. Treasury Notes
4.250% due 08/15/13 #	2,000,000	(2,016,408)

Total Investments sold short (Proceeds $3,531,914)		$(3,539,376)

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

(e) Swap agreements outstanding as of December 31, 2004:

Type	Notional Amount		Unrealized Appreciation (Depreciation)

Receive fixed rate equal to 1.000% and pay to the counterparty at par in the event of default of Russian Federation Government Bond.
5.000% due 03/31/30.

Broker: Lehman Brothers Holdings Inc
Exp. 07/28/05		$100,000	$139

Receive fixed rate equal to 0.970% and pay to the counterparty at par in the event of default of Russian Federation Government Bond.
5.000% due 03/31/30.

Broker: Lehman Brothers Holdings Inc
Exp. 07/31/05		100,000	122

Receive fixed rate equal to 4.000% and pay floating rate based on 3-Month USD-LIBOR.

Broker: Barclays Bank PLC
Exp. 06/15/07		800,000	1,350

Broker: The Goldman Sachs Group Inc
Exp. 06/15/07		2,800,000	(2,863)

Broker: The Goldman Sachs Group Inc
Exp. 12/15/07		200,000	885

Receive fixed rate equal to 4.500% and pay floating rate based on 3-Month SEK-LIBOR.

Broker: JPMorgan & Chase Co
Exp. 06/17/08	SEK	1,900,000	8,428

Broker: Merrill Lynch & Co Inc
Exp. 06/17/08		2,800,000	10,906

Receive from the counterparty at par in the event of default of the Johnson & Johnson 3.800% due 05/15/13, and pay fixed rate equal to 0.110%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		$100,000	(76)

Receive from the counterparty at par in the event of default of The Home Depot Inc 5.375% due 04/01/06, and pay fixed rate equal to 0.120%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		100,000	(114)

Receive from the counterparty at par in the event of default of the Wal-Mart Stores 3.375% due 10/01/08, and pay fixed rate equal to 0.140%.

Broker: Citigroup Inc
Exp. 12/20/08		100,000	(299)

Receive from the counterparty at par in the event of default of the Eli Lilly 6.000% due 03/15/12, and pay fixed rate equal to 0.160%.

Broker: Barclays Bank PLC
Exp. 12/20/08		100,000	(114)

Receive from the counterparty at par in the event of default of the Emerson Electric Co 4.625% due 10/15/12, and pay fixed rate equal to 0.210%.

Broker: Morgan Stanley
Exp. 12/20/08		100,000	(190)

Receive from the counterparty at par in the event of default of the Gannett Co Inc 6.375% due 04/01/12, and pay fixed rate equal to 0.220%.

Broker: Merrill Lynch & Co Inc
Exp. 12/20/08		100,000	(116)

Receive from the counterparty at par in the event of default of the Allstate Corp 6.125% due 02/15/12, and pay fixed rate equal to 0.260%.

Broker: Morgan Stanley
Exp. 12/20/08		100,000	(375)

Receive from the counterparty at par in the event of default of the Eaton Corp 5.750% due 07/15/12, and pay fixed rate equal to 0.280%.

Broker: Citigroup Inc
Exp. 12/20/08		100,000	(525)

Receive from the counterparty at par in the event of default of the Fedex Corp 7.250% due 10/15/12, and pay fixed rate equal to 0.290%.

Broker: Barclays Bank PLC
Exp. 12/20/08		100,000	(412)

Receive from the counterparty at par in the event of default of the Whirlpool Corp 8.600% due 05/01/10, and pay fixed rate equal to 0.290%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		100,000	(307)

Receive from the counterparty at par in the event of default of the Ingersoll-Rand Co 6.480% due 06/01/25, and pay fixed rate equal to 0.320%.

Broker: Merrill Lynch & Co Inc
Exp. 12/20/08		100,000	(489)

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

Type	Notional Amount		Unrealized Appreciation (Depreciation)

Receive fixed rate equal to 4.000% and pay floating rate based on 3-Month USD-LIBOR.

Broker: Barclays Bank PLC
Exp. 06/15/10		$3,500,000	$1,572

Broker: Greenwich Capital Derivatives Inc
Exp. 06/15/10		500,000	2,775

Broker: Lehman Brothers Holdings Inc
Exp. 06/15/10		800,000	2,964

Receive floating rate based on 6-Month EUR-LIBOR and pay fixed rate equal to 5.000%.

Broker: UBS Securities Inc
Exp. 12/15/14	EUR	2,400,000	(268,224)

Receive floating rate based on 3-Month USD-LIBOR and pay fixed rate equal to 5.000%.

Broker: Barclays Bank PLC
Exp. 06/15/15		$100,000	(355)

Broker: Lehman Brothers Holdings Inc
Exp. 06/15/15		2,600,000	9,998

Broker: Morgan Stanley
Exp. 06/15/15		1,200,000	3,380

Broker: The Goldman Sachs Group Inc
Exp. 06/15/15		500,000	(2,874)

Receive fixed rate equal to 5.000% and pay floating rate based on 6-Month EUR-LIBOR.

Broker: JPMorgan & Chase Co
Exp. 06/17/15	EUR	300,000	17,463

Receive floating rate based on 3-Month USD-LIBOR and pay fixed rate equal to 5.000%.

Broker: Merrill Lynch & Co Inc
Exp. 06/16/24		$1,300,000	(73,552)

Receive floating rate based on 6-Month GBP-LIBOR and pay fixed rate equal to 5.000%.

Broker: Morgan Stanley
Exp. 06/18/34	GBP	100,000	(659)

Broker: UBS Securities Inc
Exp. 06/18/34		100,000	(4,323)

Receive fixed rate equal to 6.000% and pay floating rate based on 6-Month EUR-LIBOR.

Broker: JPMorgan & Chase Co
Exp. 06/18/34	EUR	300,000	$20,081

			$(275,804)

(f) Forward foreign currency contracts outstanding as of December 31, 2004, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	CNY	789,750	09/05	$446
Sell	CNY	789,750	09/05	(717)
Buy	EUR	97,000	01/05	1,700
Sell	EUR	83,000	01/05	(2,278)
Sell	GBP	19,000	01/05	43
Buy	JPY	79,496,000	01/05	25,999
Sell	JPY	17,300,000	01/05	(4,313)

				$20,880

(g) Notional and principal amount denoted in the indicated currency:

CNY – Chinese Yuan
EUR – Eurodollar
GBP – British Pounds
JPY – Japanese Yen
SEK – Swedish Krona

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 100.20%

Asset-Backed Securities - 3.26%

Caterpillar Financial Asset Trust
1.370% due 05/25/05 ”	$46,635	$46,620
GE Commercial Equipment Financing LLC
2.370% due 11/20/05 ” §	163,871	163,871
Honda Auto Receivables Owner Trust
1.630% due 07/15/05 ”	72,839	72,839
2.093% due 11/18/05 ”	164,615	164,615
Nissan Auto Receivables Owner Trust
1.930% due 09/15/05 ”	249,758	249,758

		697,703

Commercial Paper - 62.68%

3M Co
2.100% due 01/05/05	570,000	569,867
Abbott Laboratories
2.250% due 01/18/05	650,000	649,309
American Honda Finance Corp
2.310% due 01/19/05	550,000	549,365
BMW US Capital LLC
2.280% due 01/18/05	650,000	649,300
Canadian Wheat Board (Canada)
2.200% due 01/05/05	750,000	749,817
Caterpillar Financial Services Corp
2.270% due 01/20/05	500,000	499,401
Equitable Resources Inc
2.260% due 01/18/05	250,000	249,733
First Data Corp
2.280% due 01/19/05	500,000	499,430
Fortune Brands Inc
2.350% due 02/22/05	750,000	747,454
Gannett Co Inc
2.280% due 01/19/05	650,000	649,259
Koch Industries LLC
2.280% due 01/18/05	650,000	649,300
Medtronic Inc
2.200% due 01/03/05	250,000	249,969
PepsiCo Inc
2.260% due 01/20/05	634,000	633,244
Province of Quebec (Canada)
2.250% due 01/07/05	750,000	749,719
Royal Bank of Scotland Group PLC
(United Kingdom)
2.250% due 01/21/05	715,000	714,106
Societe Generale North America Inc
2.280% due 01/13/05	775,000	774,411
The Procter & Gamble Co
2.260% due 01/14/05	900,000	899,265
The Sherwin-Williams Co
2.200% due 01/10/05	750,000	749,588
The Southern Co Funding Corp
2.300% due 01/25/05	250,000	249,617
2.320% due 01/10/05	550,000	549,681
Toyota Motor Credit Corp (Japan)
2.240% due 01/05/05	650,000	649,838
Unilever Capital Corp
2.150% due 01/10/05	750,000	749,597

		13,431,270

Corporate Notes - 8.77%

American Express Credit Corp
2.428% due 06/24/05 §	500,000	500,138
American Honda Finance Corp
2.296% due 12/06/05 ~ §	200,000	200,000
Bank of Nova Scotia (Canada)
2.348% due 06/24/05 §	325,000	324,973
Fifth Third Bancorp
2.375% due 01/23/06 ~ §	275,000	275,000
Pfizer Inc
2.120% due 11/04/05 §	220,000	220,000
UBS AG Stamford CT
2.421% due 09/22/05 §	360,000	359,849

		1,879,960

U.S. Government Agency Issues - 25.48%

Fannie Mae
1.360% due 05/03/05	500,000	499,816
1.810% due 05/27/05	250,000	250,000
2.120% due 01/05/05	1,390,000	1,389,673
2.250% due 07/26/05 §	1,000,000	999,944
Federal Home Loan Bank
1.470% due 05/04/05	500,000	500,000
1.660% due 05/16/05	250,000	250,000
2.180% due 01/05/05	750,000	749,818
2.307% due 09/16/05 §	420,000	419,900
2.510% due 11/04/05	400,000	400,000

		5,459,151

	Shares

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempFund	3,103	3,103

Total Short-Term Investments
(Amortized Cost $21,471,187)		21,471,187

TOTAL INVESTMENTS - 100.20%
(Amortized Cost $21,471,187)		21,471,187

OTHER ASSETS & LIABILITIES, NET - (0.20%)		(42,132)

NET ASSETS - 100.00%		$21,429,055

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 4.01%

Financial Services - 1.21%

Conseco Inc 5.500%	1,280	$33,920
Lehman Brothers Holdings Inc 6.250%	690	18,630
State Street Corp 6.750%	105	23,520
The Chubb Corp 7.000%	605	18,150
The Hartford Financial Services Group Inc 6.000%	700	45,346
The Hartford Financial Services Group Inc 7.000%	1,630	107,498
The PMI Group Inc 5.875%	590	15,600

		262,664

Health Care - 0.13%

Baxter International Inc 7.000%	130	7,340
Schering-Plough Corp 6.000%	360	20,196

		27,536

Integrated Oils - 0.31%

Amerada Hess Corp 7.000%	905	66,925

Materials & Processing - 0.12%

Freeport-McMoRan Copper & Gold Inc 5.500% ~	7	6,860
Hercules Trust II 6.500%	23	18,975

		25,835

Producer Durables - 1.70%

Xerox Corp 6.250%	2,490	368,047

Utilities - 0.54%

CenterPoint Energy Inc 2.000% §	1,960	72,506
ONEOK Inc 8.500%	1,065	38,021
Sempra Energy 8.500%	185	5,757

		116,284

Total Convertible Preferred Stocks (Cost $736,454)		867,291

COMMON STOCKS - 93.52%

Autos & Transportation - 3.44%

Canadian National Railway Co (Canada)	2,398	146,877
Lear Corp	3,069	187,240
Union Pacific Corp	6,104	410,494

		744,611

Consumer Discretionary - 9.95%

AutoZone Inc *	1,127	102,906
Cendant Corp	5,467	127,819
Fox Entertainment Group Inc ‘A’ *	1,340	41,889
Harrah’s Entertainment Inc	3,146	210,436
Hilton Hotels Corp	1,630	37,066
Kimberly-Clark Corp	100	6,581
Las Vegas Sands Corp *	95	4,560
Liberty Media Corp ‘A’ *	15,434	169,465
Liberty Media International Inc ‘A’ *	1,146	52,970
Limited Brands Inc	3,129	72,030
Mattel Inc	6,520	127,075
McDonald’s Corp	6,417	205,729
Office Depot Inc *	8,657	150,286
OfficeMax Inc	2,586	81,143
Republic Services Inc	3,080	103,303
Service Corp International *	28,192	210,030
The Walt Disney Co	5,118	142,280
Viacom Inc ‘B’	2,240	81,514
Whirlpool Corp	3,240	224,240

		2,151,322

Consumer Staples - 5.25%

Altria Group Inc	9,049	552,894
Coca-Cola Enterprises Inc	6,920	144,282
Colgate-Palmolive Co	2,424	124,012
General Mills Inc	2,680	133,223
H.J. Heinz Co	3,578	139,506
Rite Aid Corp *	9,813	35,916
SUPERVALU Inc	149	5,143

		1,134,976

Energy - 0.48%

Valero Energy Corp	2,284	103,694

Financial Services - 34.14%

ACE Ltd (Bermuda)	7,849	335,545
American International Group Inc	2,815	184,861
Aon Corp	2,994	71,437
Axis Capital Holdings Ltd (Bermuda)	3,478	95,158
Bank of America Corp	16,424	771,764
Berkshire Hathaway Inc ‘B’ *	32	93,952
Capital One Financial Corp	840	70,736
CIGNA Corp	1,740	141,932
Citigroup Inc	21,091	1,016,164
Countrywide Financial Corp	2,585	95,671
Endurance Specialty Holdings Ltd (Bermuda)	550	18,810
Fannie Mae	3,253	231,646
Freddie Mac	5,594	412,278
JPMorgan Chase & Co	12,887	502,722
Lehman Brothers Holdings Inc	1,268	110,925
MBIA Inc	1,042	65,938
MBNA Corp	2,370	66,810
Merrill Lynch & Co Inc	3,529	210,928
MetLife Inc	1,270	51,448
Montpelier Re Holdings Ltd (Bermuda)	1,195	45,948
Morgan Stanley	4,207	233,573
Providian Financial Corp *	3,520	57,974
State Street Corp	6,984	343,054
The Bank of New York Co Inc	4,005	133,847
The Chubb Corp	691	53,138
The PMI Group Inc	1,230	51,352
The St. Paul Travelers Cos Inc	4,500	166,815
U.S. Bancorp	22,233	696,338
Wachovia Corp	8,572	450,887
Wells Fargo & Co	5,647	350,961
Willis Group Holdings Ltd (United Kingdom)	1,542	63,484
XL Capital Ltd ‘A’ (Bermuda)	2,349	182,400

		7,378,496

Health Care - 3.05%

Abbott Laboratories	6,733	314,094
Baxter International Inc	430	14,852

 See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Johnson & Johnson	904	$57,332
Medco Health Solutions Inc *	2,590	107,744
Pfizer Inc	4,640	124,769
Wyeth	940	40,035

		658,826

Integrated Oils - 11.03%

Amerada Hess Corp	1,309	107,835
BP PLC ADR (United Kingdom)	3,637	212,401
ChevronTexaco Corp	11,063	580,918
Exxon Mobil Corp	20,630	1,057,494
Marathon Oil Corp	4,304	161,874
Noble Corp *	987	49,093
Unocal Corp	4,964	214,643

		2,384,258

Materials & Processing - 4.79%

Alcoa Inc	1,609	50,555
Avery Dennison Corp	383	22,968
Energizer Holdings Inc *	830	41,243
Engelhard Corp	1,151	35,301
Masco Corp	9,822	358,798
Neenah Paper Inc *	3	98
PPG Industries Inc	1,532	104,421
Smurfit-Stone Container Corp *	7,820	146,077
Sonoco Products Co	3,772	111,840
The Dow Chemical Co	3,326	164,670

		1,035,971

Multi-Industry - 4.73%

Eaton Corp	970	70,189
General Electric Co	7,496	273,604
Honeywell International Inc	5,749	203,572
Tyco International Ltd (Bermuda)	13,260	473,913

		1,021,278

Producer Durables - 4.39%

Dover Corp	2,151	90,213
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	3,462	277,999
Lennar Corp ‘A’	1,674	94,882
Lockheed Martin Corp	3,098	172,094
Northrop Grumman Corp	2,648	143,945
Parker-Hannifin Corp	100	7,574
The Boeing Co	1,820	94,222
Xerox Corp *	4,030	68,550

		949,479

Technology - 5.83%

Freescale Semiconductor Inc ‘B’ *	232	4,260
Hewlett-Packard Co	25,900	543,123
Intel Corp	3,380	79,058
International Business Machines Corp	1,700	167,586
Microsoft Corp	7,657	204,519
Motorola Inc	2,110	36,292
Oracle Corp *	9,110	124,989
Siebel Systems Inc *	3,440	36,120
Vishay Intertechnology Inc *	4,220	63,384

		1,259,331

Utilities - 6.44%

BellSouth Corp	3,929	109,187
Dominion Resources Inc VA	2,083	141,102
DTE Energy Co	291	12,551
Edison International	1,160	37,155
Entergy Corp	2,040	137,883
Exelon Corp	3,834	168,964
PG&E Corp *	4,790	159,411
Pinnacle West Capital Corp	98	4,352
PPL Corp	489	26,054
Progress Energy Inc	2,160	97,718
Public Service Enterprise Group Inc	1,366	70,718
SBC Communications Inc	4,810	123,954
SCANA Corp	125	4,925
Sempra Energy	170	6,236
Verizon Communications Inc	5,967	241,723
Wisconsin Energy Corp	1,460	49,217

		1,391,150

Total Common Stocks (Cost $17,094,478)		20,213,392

	Principal Amount

CONVERTIBLE CORPORATE BONDS & NOTES - 0.11%

Autos & Transportation - 0.02%

The Goodyear Tire & Rubber Co
4.000% due 06/15/34 ~	$4,000	5,780

Multi-Industry - 0.09%

Tyco International Group SA (Bermuda)
2.750% due 01/15/18 ~	5,000	7,950
2.750% due 01/15/18	7,000	11,130

		19,080

Total Convertible Corporate Bonds & Notes (Cost $18,086)		24,860

	Shares

SHORT-TERM INVESTMENT - 3.23%

Money Market Fund - 3.23%

BlackRock Liquidity Funds Institutional TempFund	697,482	697,482

Total Short-Term Investment (Cost $697,482)		697,482

TOTAL INVESTMENTS - 100.87% (Cost $18,546,500)		21,803,025

OTHER ASSETS & LIABILITIES, NET - (0.87%)		(188,847)

NET ASSETS - 100.00%		$21,614,178

 See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.10%

Consumer Discretionary - 14.96%

J.C. Penney Co Inc	13,000	$538,200
Kimberly-Clark Corp	7,000	460,670
Liberty Media Corp ‘A’ *	60,100	659,898
Liberty Media International Inc ‘A’ *	3,000	138,690
Mattel Inc	31,300	610,037
McDonald’s Corp	24,100	772,646
Newell Rubbermaid Inc	19,900	481,381
News Corp ‘A’	49,000	914,340
Target Corp	7,700	399,861
Time Warner Inc *	37,300	725,112
Viacom Inc ‘B’	19,300	702,327
Wal-Mart Stores Inc	9,800	517,636
Waste Management Inc	13,500	404,190

		7,324,988

Consumer Staples - 4.81%

Altria Group Inc	23,500	1,435,850
The Kroger Co *	52,400	919,096

		2,354,946

Energy - 3.87%

El Paso Corp	52,400	544,960
ENSCO International Inc	20,900	663,366
EOG Resources Inc	3,750	267,600
Nabors Industries Ltd * (Barbados)	8,200	420,578

		1,896,504

Financial Services - 26.94%

American Express Co	11,900	670,803
American International Group Inc	15,600	1,024,452
Bank of America Corp	36,600	1,719,834
Capital One Financial Corp	10,900	917,889
Equity Office Properties Trust	19,800	576,576
Equity Residential	16,500	596,970
Freddie Mac	12,000	884,400
JPMorgan Chase & Co	16,500	643,665
Loews Corp	8,300	583,490
MBNA Corp	9,700	273,443
Merrill Lynch & Co Inc	16,100	962,297
Morgan Stanley	9,400	521,888
The Bank of New York Co Inc	15,600	521,352
The Goldman Sachs Group Inc	5,600	582,624
The St. Paul Travelers Cos Inc	5,900	218,713
U.S. Bancorp	21,200	663,984
Wachovia Corp	13,700	720,620
Washington Mutual Inc	10,500	443,940
Wells Fargo & Co	10,700	665,005

		13,191,945

Health Care - 6.71%

GlaxoSmithKline PLC ADR (United Kingdom)	14,000	663,460
Johnson & Johnson	8,400	532,728
Merck & Co Inc	6,100	196,054
Pfizer Inc	19,600	527,044
Schering-Plough Corp	27,200	567,936
Wyeth	18,800	800,692

		3,287,914

Integrated Oils - 7.67%

BP PLC ADR (United Kingdom)	9,900	578,160
GlobalSantaFe Corp	12,000	397,320
Marathon Oil Corp	13,400	503,974
Noble Corp *	5,700	283,518
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	16,000	918,080
Total SA ADR (France)	9,800	1,076,432

		3,757,484

Materials & Processing - 2.39%

Avery Dennison Corp	9,000	539,730
International Paper Co	15,000	630,000

		1,169,730

Multi-Industry - 1.57%

Honeywell International Inc	21,700	768,397

Producer Durables - 5.27%

Lexmark International Inc ‘A’ *	6,300	535,500
Lockheed Martin Corp	12,800	711,040
The Boeing Co	13,800	714,426
United Technologies Corp	6,000	620,100

		2,581,066

Technology - 10.47%

Celestica Inc * (Canada)	10,200	143,922
Comverse Technology Inc *	16,500	403,425
Hewlett-Packard Co	24,500	513,765
International Business Machines Corp	6,000	591,480
Microsoft Corp	36,400	972,244
Nokia OYJ ADR (Finland)	57,400	899,458
Nortel Networks Corp * (Canada)	200,000	698,000
Raytheon Co	13,800	535,854
Solectron Corp *	69,000	367,770

		5,125,918

Utilities - 9.44%

AT&T Corp	21,300	405,978
Comcast Corp ‘A’ *	11,100	369,408
Comcast Corp Special ‘A’ *	12,300	403,932
FirstEnergy Corp	1,352	53,418
MCI Inc	31,500	635,040
Nextel Communications Inc ‘A’ *	24,890	746,700
PG&E Corp *	12,500	416,000
SBC Communications Inc	27,800	716,406
Verizon Communications Inc	21,700	879,067

		4,625,949

Total Common Stocks (Cost $40,630,424)		46,084,841

 See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.51%

Money Market Fund - 4.51%

BlackRock Liquidity Funds Institutional TempFund	2,206,420	$2,206,420

Total Short-Term Investment (Cost $2,206,420)		2,206,420

TOTAL INVESTMENTS - 98.61% (Cost $42,836,844)		48,291,261

OTHER ASSETS & LIABILITIES, NET - 1.39%		682,600

NET ASSETS - 100.00%		$48,973,861

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 90.68%

Consumer Discretionary - 12.19%

Clear Channel Communications Inc	11,800	$395,182
Darden Restaurants Inc	3,300	91,542
Eastman Kodak Co	4,500	145,125
Federated Department Stores Inc	2,500	144,475
Jones Apparel Group Inc	4,200	153,594
Kimberly-Clark Corp	7,000	460,670
Liberty Media Corp ‘A’ *	27,300	299,754
Liberty Media International Inc ‘A’ *	2,330	107,716
Mattel Inc	6,400	124,736
McDonald’s Corp	3,600	115,416
The May Department Stores Co	3,300	97,020
The Walt Disney Co	12,500	347,500
Time Warner Inc *	9,700	188,568

		2,671,298

Consumer Staples - 6.91%

Altria Group Inc	6,700	409,370
CVS Corp	3,200	144,224
Kraft Foods Inc ‘A’	8,500	302,685
The Coca-Cola Co	5,500	228,965
The Kroger Co *	3,600	63,144
Unilever NV ‘NY’ (Netherlands)	5,500	366,905

		1,515,293

Energy - 2.88%

Halliburton Co	16,100	631,764

Financial Services - 21.39%

AMBAC Financial Group Inc	1,100	90,343
Assurant Inc	2,600	79,430
Bank of America Corp	12,400	582,676
Berkshire Hathaway Inc ‘B’ *	5	14,680
Capital One Financial Corp	200	16,842
Citigroup Inc	11,600	558,888
Fannie Mae	900	64,089
Freddie Mac	12,900	950,730
Genworth Financial Inc ‘A’	3,700	99,900
JPMorgan Chase & Co	2,400	93,624
Lehman Brothers Holdings Inc	800	69,984
Merrill Lynch & Co Inc	2,300	137,471
MetLife Inc	3,600	145,836
RenaissanceRe Holdings Ltd (Bermuda)	300	15,624
SunGard Data Systems Inc *	3,200	90,656
SunTrust Banks Inc	400	29,552
The Allstate Corp	2,700	139,644
The Chubb Corp	4,400	338,360
The Hartford Financial Services Group Inc	800	55,448
The PNC Financial Services Group Inc	5,200	298,688
The St. Paul Travelers Cos Inc	2,686	99,570
Torchmark Corp	3,200	182,848
Wachovia Corp	1,656	87,106
Wells Fargo & Co	7,200	447,480

		4,689,469

Health Care - 13.22%

AmerisourceBergen Corp	2,900	170,172
Bristol-Myers Squibb Co	28,200	722,484
GlaxoSmithKline PLC ADR (United Kingdom)	20,300	962,017
Pfizer Inc	10,700	287,723
Roche Holding AG ADR (Switzerland)	2,400	276,282
Schering-Plough Corp	11,300	235,944
Wyeth	5,700	242,763

		2,897,385

Integrated Oils - 7.21%

BP PLC ADR (United Kingdom)	1,600	93,440
ConocoPhillips	2,500	217,075
GlobalSantaFe Corp	5,100	168,861
Petroleo Brasileiro SA ADR (Brazil)	6,900	274,482
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	2,500	143,450
Schlumberger Ltd	3,000	200,850
Total SA ADR (France)	3,000	329,520
Transocean Inc *	3,600	152,604

		1,580,282

Materials & Processing - 12.40%

Alcoa Inc	12,800	402,176
E.I. du Pont de Nemours & Co	9,700	475,785
Georgia-Pacific Corp	15,200	569,696
International Paper Co	21,100	886,200
Neenah Paper Inc *	196	6,389
Rohm & Haas Co	3,700	163,651
The Dow Chemical Co	4,300	212,893

		2,716,790

Producer Durables - 0.58%

Cognex Corp	1,700	47,430
Credence Systems Corp *	3,800	34,770
Lexmark International Inc ‘A’ *	400	34,000
Novellus Systems Inc *	400	11,156

		127,356

Technology - 2.39%

Affiliated Computer Services Inc ‘A’ *	1,800	108,342
Check Point Software Technologies Ltd * (Israel)	800	19,704
Flextronics International Ltd * (Singapore)	3,800	52,516
Hewlett-Packard Co	6,700	140,499
Intel Corp	700	16,373
International Business Machines Corp	600	59,148
Jabil Circuit Inc *	700	17,906
Microsoft Corp	1,400	37,394
Nokia OYJ ADR (Finland)	2,400	37,608
Telefonaktiebolaget LM Ericsson ADR * (Sweden)	1,100	34,639

		524,129

Utilities - 11.51%

American Electric Power Co Inc	4,600	157,964
Constellation Energy Group Inc	3,600	157,356
Dominion Resources Inc VA	2,700	182,898
FirstEnergy Corp	5,200	205,452
Public Service Enterprise Group Inc	2,100	108,717
SBC Communications Inc	22,000	566,940
Scottish Power PLC ADR (United Kingdom)	700	21,812

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

Sprint Corp	17,500	$434,875
TXU Corp	1,100	71,016
Verizon Communications Inc	15,200	615,752

		2,522,782

Total Common Stocks (Cost $16,889,285)		19,876,548

	Principal Amount

SHORT-TERM INVESTMENTS - 9.35%

U.S. Government Agency Issue - 9.35%

Fannie Mae
1.250% due 01/03/05	$2,049,000	2,048,858

	Shares

Money Market Funds - 0.00%

BlackRock Liquidity Funds Institutional TempCash	497	497
BlackRock Liquidity Funds Institutional TempFund	497	497

		994

Total Short-Term Investments (Cost $2,049,852)		2,049,852

TOTAL INVESTMENTS - 100.03% (Cost $18,939,137)		21,926,400

OTHER ASSETS & LIABILITIES, NET - (0.03%)		(7,576)

NET ASSETS - 100.00%		$21,918,824

PACIFIC FUNDS
PF VAN KAMPEN REAL ESTATE FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.21%

Consumer Discretionary - 8.26%

Hilton Hotels Corp	155	$3,525
Starwood Hotels & Resorts Worldwide Inc	80	4,672

		8,197

Financial Services - 83.50%

Acadia Realty Trust	60	978
AMB Property Corp	85	3,433
Apartment Investment & Management Co ‘A’	25	963
Archstone-Smith Trust	135	5,170
Arden Realty Inc	95	3,583
AvalonBay Communities Inc	65	4,894
Boston Properties Inc	80	5,174
Brandywine Realty Trust	35	1,029
BRE Properties Inc ‘A’	25	1,008
Brookfield Properties Corp (Canada)	130	4,862
Capital Automotive REIT	15	533
Catellus Development Corp	100	3,060
Equity Office Properties Trust	70	2,038
Equity Residential	55	1,990
Essex Property Trust Inc	25	2,095
Federal Realty Investment Trust	75	3,874
General Growth Properties Inc	85	3,074
Health Care Property Investors Inc	20	554
Host Marriott Corp	175	3,027
Mack-Cali Realty Corp	45	2,071
Omega Healthcare Investors Inc	85	1,003
Post Properties Inc	55	1,920
PS Business Parks Inc CA	20	902
Public Storage Inc	55	3,066
Reckson Associates Realty Corp	60	1,969
Regency Centers Corp	55	3,000
Senior Housing Properties Trust	55	1,042
Shurgard Storage Centers Inc ‘A’	45	1,980
Simon Property Group Inc	130	8,407
SL Green Realty Corp	15	908
The Macerich Co	30	1,884
Vornado Realty Trust	45	3,426

		82,917

Materials & Processing - 1.45%

Forest City Enterprises Inc ‘A’	25	1,439

Total Common Stocks (Cost $93,283)		92,553

SHORT-TERM INVESTMENTS - 9.06%

Money Market Funds - 9.06%

BlackRock Liquidity Funds Institutional TempCash	4,502	4,502
BlackRock Liquidity Funds Institutional TempFund	4,501	4,501

		9,003

Total Short-Term Investments (Cost $9,003)		9,003

TOTAL INVESTMENTS - 102.27% (Cost $102,286)		101,556

OTHER ASSETS & LIABILITIES, NET - (2.27%)		(2,258)

NET ASSETS - 100.00%		$99,298

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.54%

Autos & Transportation - 1.43%

C.H. Robinson Worldwide Inc	6,725	$373,372
Expeditors International of Washington Inc	3,600	201,168

		574,540

Consumer Discretionary – 38.50%

Abercrombie & Fitch Co ‘A’	6,700	314,565
Career Education Corp *	4,600	184,000
CDW Corp	2,390	158,576
Chico’s FAS Inc *	8,210	373,801
ChoicePoint Inc *	6,825	313,882
Coach Inc *	6,955	392,262
Dex Media Inc	5,400	134,784
Dollar Tree Stores Inc *	16,430	471,212
DreamWorks Animation SKG ‘A’ *	4,300	161,293
Electronic Arts Inc *	7,475	461,058
Fastenal Co	2,800	172,368
Fisher Scientific International Inc *	10,210	636,900
Four Seasons Hotels Inc (Canada)	2,675	218,788
Getty Images Inc *	8,425	580,061
GTECH Holdings Corp	20,550	533,272
Harman International Industries Inc	2,045	259,715
International Game Technology	10,850	373,023
Iron Mountain Inc *	5,812	177,208
ITT Educational Services Inc *	3,750	178,313
Kmart Holding Corp *	3,950	390,853
Lamar Advertising Co ‘A’ *	14,000	598,920
Las Vegas Sands Corp *	2,772	133,056
Laureate Education Inc *	6,075	267,847
Mohawk Industries Inc *	1,900	173,375
Monster Worldwide Inc *	4,600	154,744
Overstock.com Inc *	2,000	138,000
P.F. Chang’s China Bistro Inc *	6,680	376,418
Penn National Gaming Inc *	5,500	333,025
PETsMART Inc	13,085	464,910
R.H. Donnelley Corp *	3,100	183,055
Royal Caribbean Cruises Ltd (Liberia)	20,570	1,119,831
SCP Pool Corp	3,900	124,410
Shanda Interactive Entertainment Ltd ADR * (China)	9,000	382,500
Sonic Corp *	6,975	212,738
Station Casinos Inc	18,175	993,809
Strayer Education Inc	2,225	244,283
The Cheesecake Factory Inc *	8,250	267,878
The Corporate Executive Board Co	16,275	1,089,448
Toys “R” Us Inc *	5,975	122,308
Univision Communications Inc ‘A’ *	16,050	469,784
Urban Outfitters Inc *	6,900	306,360
VeriSign Inc *	4,100	137,432
Wynn Resorts Ltd *	4,120	275,710
XM Satellite Radio Holdings Inc ‘A’ *	4,900	184,338
Yum! Brands Inc	4,100	193,438

		15,433,551

Energy - 1.85%

Peabody Energy Corp	3,900	315,549
Smith International Inc *	2,930	159,421
XTO Energy Inc	7,475	264,466

		739,436

Financial Services - 8.97%

Ameritrade Holding Corp *	24,350	346,257
Assurant Inc	6,000	183,300
Calamos Asset Management Inc ‘A’ *	16,300	440,100
CheckFree Corp *	3,500	133,280
Chicago Mercantile Exchange Holdings Inc	1,280	292,736
Doral Financial Corp	3,777	186,017
Global Payments Inc	6,225	364,411
Interactive Data Corp *	9,100	197,834
Legg Mason Inc	5,330	390,476
Moody’s Corp	4,400	382,140
Plum Creek Timber Co Inc	8,000	307,520
White Mountains Insurance Group Ltd	575	371,450

		3,595,521

Health Care - 14.97%

Advanced Medical Optics Inc *	3,100	127,534
Amylin Pharmaceuticals Inc *	5,125	119,720
Biomet Inc	9,150	397,019
C.R. Bard Inc	5,500	351,890
Celgene Corp *	6,600	175,098
Charles River Laboratories International Inc *	6,530	300,445
Cooper Cos Inc	2,900	204,711
Dade Behring Holdings Inc *	8,975	502,600
Elan Corp PLC ADR * (Ireland)	7,200	196,200
Gen-Probe Inc *	4,725	213,617
Genzyme Corp *	7,625	442,784
IDEXX Laboratories Inc *	3,375	184,241
INAMED Corp *	8,350	528,138
Kinetic Concepts Inc *	10,507	801,684
MedImmune Inc *	5,800	157,238
Patterson Cos Inc *	9,200	399,188
Stericycle Inc *	9,100	418,145
VCA Antech Inc *	24,600	482,160

		6,002,412

Integrated Oils - 3.48%

Suncor Energy Inc (Canada)	8,050	284,970
Ultra Petroleum Corp *	23,070	1,110,359

		1,395,329

Materials & Processing - 5.07%

Cameco Corp (Canada)	1,900	199,234
Freeport-McMoRan Copper & Gold Inc ‘B’	11,525	440,601
Placer Dome Inc (Canada)	15,800	297,988
Precision Castparts Corp	1,800	118,224
Rinker Group Ltd ADR (Australia)	7,396	614,386
Sealed Air Corp *	6,790	361,703

		2,032,136

Multi-Industry - 1.42%

Brascan Corp ‘A’ (Canada)	15,842	570,470

Producer Durables - 4.93%

Andrew Corp *	8,400	114,492
Crown Castle International Corp *	40,962	681,608
Graco Inc	9,400	351,090
KLA-Tencor Corp *	2,800	130,424
Lexmark International Inc ‘A’ *	2,700	229,500

See explanation of symbols and terms on page 35

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2004 (Unaudited)

	Shares	Value

NVR Inc *	268	$206,199
Pentair Inc	3,100	135,036
Rockwell Collins Inc	3,200	126,208

		1,974,557

Technology – 11.55%

Adobe Systems Inc	8,915	559,327
Akamai Technologies Inc *	13,600	177,208
Altera Corp *	6,500	134,550
Apple Computer Inc *	4,700	302,680
Autodesk Inc	9,000	341,550
Avaya Inc *	11,800	202,960
Cognizant Technology Solutions Corp ‘A’ *	9,350	395,785
FLIR Systems Inc *	3,000	191,370
Juniper Networks Inc *	12,525	340,555
Linear Technology Corp	8,550	331,398
Marvell Technology Group Ltd * (Bermuda)	13,075	463,770
McAfee Inc *	4,500	130,185
Mercury Interactive Corp *	7,875	358,706
Network Appliance Inc *	8,475	281,540
salesforce.com Inc *	11,700	198,198
Tessera Technologies Inc *	5,900	219,539

		4,629,321

Utilities - 3.37%

Kinder Morgan Inc	2,500	182,825
NII Holdings Inc *	6,345	301,070
NTL Inc *	6,898	503,278
Questar Corp	7,125	363,090

		1,350,263

Total Common Stocks (Cost $31,114,711)		38,297,536

	Principal Amount

SHORT-TERM INVESTMENTS - 5.32%

U.S. Government Agency Issue - 5.31%

Fannie Mae
1.250% due 01/03/05	$2,129,000	2,128,852

	Shares	Value

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	3,917	3,917

Total Short-Term Investments (Cost $2,132,769)		2,132,769

TOTAL INVESTMENTS - 100.86% (Cost $33,247,480)		40,430,305

OTHER ASSETS & LIABILITIES, NET - (0.86%)		(345,587)

NET ASSETS - 100.00%		$40,084,718

Explanation of Symbols for Schedules of Investments

~

Securities are not registered under the Securities Act of 1933  (1933 Act). These securities may be sold to “qualified institutional  buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed delivery basis.

*	Non-income producing securities.

‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of December 31, 2004.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate listed is as of December 31, 2004.

¸	A portion of this security is subject to call/put options written.

Explanation of Terms for Schedules of Investments

ADR	American Depository Receipt

CBOE	Chicago Board of Options Exchange

CBOT	Chicago Board of Trade

CME	Chicago Mercantile Exchange

GDR	Global Depository Receipt

OTC	Over the Counter

Item 2. Controls and Procedures

(a)	The Chairman of the Board, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds By: /s/ Glenn S. Schafer —————————————— Glenn S. Schafer President Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas C. Sutton
          ——————————————
          Thomas C. Sutton
          Chairman of the Board of Trustees

Date: February 28, 2005

By:    /s/ Glenn S. Schafer
          ——————————————
          Glenn S. Schafer
          President

Date: February 28, 2005

By:    /s/ Brian D. Klemens
          ——————————————
          Brian D. Klemens
          Treasurer (Principal Financial and
          Accounting Officer)

Date: February 28, 2005